Note 8 - Mountain West Contingent Consideration (Details) (USD $)	0 Months Ended
	Dec. 20, 2010	Mar. 31, 2013	Dec. 31, 2010	Dec. 20, 2010
Loss Contingency [Abstract]
Business Combination, Consideration Transferred	$ 47,100,000
Business Combination, Contingent Consideration, Liability		$ 0	$ 4,000,000	$ 4,000,000